Accumulated Deficit During Development Stage (Tables)	12 Months Ended
Jun. 30, 2022
Accumulated Deficit During Development Stage Table [abstract]
Schedule of accumulated deficit during development stage
	Years Ended June 30,
	2022	2021	2020

Balance at beginning of year	169,728,414	154,419,061	141,236,838
Impact of initial adoption of IFRS 16	-	-	6,261
Net loss for the year	12,847,061	15,309,353	13,456,800
Reclassify expired options from reserves	(240,310)	-	(280,838)
Reclassify forfeited options from reserves	(450,777)	-	-

Balance at end of year	181,884,388	169,728,414	154,419,061